Trade and other payables (Details) - COP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current
Suppliers		$ 10,470,260	$ 6,491,909
Partners' advances		1,060,349	497,898
Withholding tax		717,720	462,429
Insurance and reinsurance		294,114	240,803
Deposits received from third parties	[1]	136,310	84,436
Related parties (Note 31)		66,598	72,316
Dividends payable (2)		58,668	223,571
Agreements in transport contracts (3)	[2],[3]	33,883	37,941
Hedging operations (4)	[4]	2,032	6,405
Various creditors (1)	[1]	728,297	331,333
Current		13,568,231	8,449,041
Non-current
Suppliers		8,260	0
Deposits received from third parties (1)	[1]	33	1,109
Various creditors (1)	[1]	62,314	19,955
Non-current		$ 70,607	$ 21,064

[1]	For presentation purposes, this note includes the current and non-current trade and other payables, for comparative years 2021-2020.
[2]	Corresponds to the value of the payables for agreements agreed in the transportation contracts for pipelines, calculated in volumetric quality compensation and other inventory management arrangements.
[3]	For presentation purposes, this note includes the current and non-current trade and other payables, for comparative years 2021-2020.
[4]	Corresponds to the balance payable for the liquidation of swap contracts acquired to hedge the price risk of export crude oil.